Summary of significant accounting policies - Scope of consolidation (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Increase (decrease) through acquisition of subsidiary, equity		€ 711,903
Ermenegildo Zegna Vietnam LLC [Member]
Disclosure of information about consolidated structured entities [line items]
Additional ownership interest acquired in subsidiary	13.90%
Increase (decrease) through acquisition of subsidiary, equity	€ 2,232
Group's percentage interest	90.50%	76.60%